Provisions - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provision for charges [Line Items]	€ 40	€ 40
Current provisions	40	€ 40
Increase in Provisions [Member]
Disclosure of other provisions [line items]
Current provisions	0
Decrease (used) in Provisions [Member]
Disclosure of other provisions [line items]
Current provisions	0
Decrease (unused) in Provisions [Member]
Disclosure of other provisions [line items]
Current provisions	€ 0